Derivative Financial Instruments	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure Detail Of Derivative Financial Instruments
19.	DERIVATIVE FINANCIAL INSTRUMENTS
The Company is party to an International Swaps and Derivatives Association, Inc. (ISDA) 2002 master agreement with an investment and financial services company to hedge the commodity price risk associated with various commodities. As of March 31, 2023, the Company had no
outstanding hedging agreements. As of March 31, 2022, the Company entered in to agreem
ents to hedge the revenue on the sale of steel and hedge the cost of the purchase of natural gas. The credit support annex to the master agreement requires the Company to make margin payments to satisfy collateral requirements based on
Mark-to-Market
(MTM) exposure of the commodity contracts in excess of US $0.25 million. As of March 31, 2023, the Company has made margin payments of nil (March 31, 2022
- $29.5 million) as a cash collateral, which does not meet the offsetting criteria in IAS 32 “Financial instruments - presentation”.
The commodity contracts to hedge the NYMEX price of the hot rolled coil price of steel and to hedge the NGX Union-Dawn price of natural gas are derivatives, which are designated as cash flow hedges for which hedge effectiveness is measured for the duration of the agreements and therefore carried at fair value through other comprehensive income. The steel derivative contracts terminated over the course of the year from April 2022 to December 31, 2022 and as a result, at March 31, 2023, the fair value liability was nil (March 31, 2022 - $28.6 million). During the year ended March 31, 2023, there were no natural gas derivative contracts, as such the fair value liability was nil (March 31, 2022 - $
0.2

million).
The fair value and notional amounts of these derivatives are as follows:

	Fair Value Liability (Asset)		Notional Amounts (tons, in thousands)		Average Price (USD) (per ton)
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022

Cash flow hedges - commodity price risk

Natural gas swaps	$-	$0.2	-	-	$-	-

Steel swaps	-	28.6	-	90.0	$-	1,091.0

	$-	$28.8

The cumulative amount of gains and losses on cash flow hedging instruments assessed as effective are presented in the cash flow hedge reserve through other comprehensive income and is recognized in profit or loss only when the hedged transaction impacts the profit or loss, or is included directly in the initial cost or other carrying amount of the hedged non-financial
items (basis adjustment).
During the year ended March 31, 2023, the Company did not enter into an agreement to hedge the cost of natural gas. During the year ended March 31, 2022, the Company entered into an agreement to hedge the cost of natural gas that was consumed between January 1, 2022, and March 31, 2022. Management designated this hedge as a cash flow hedge, and accordingly measured the effectiveness of the hedge on a monthly basis throughout the life of the agreement. At March 31, 2023, the realized loss resulting from natural gas derivative contracts was nil. At March 31, 2022, the realized loss from this agreement of
$2.1
million, was initially recorded in the Cash Flow Hedge Reserve in Other Comprehensive Income, and was subsequently recognized in cost of sales.
At March 31, 2023, the unrealized loss resulting from the steel hedges was nil. During the year ended March 31, 2022, the unrealized loss resulting from steel hedges of $24.7 million, was recognized in the Cash Flow Hedge Reserve in Other Comprehensive Income. During the year ended March 31, 2023, the realized income resulting from the steel hedge of $
9.3 million (March 31, 2022 – realized loss of $127.5 million), was subsequently reclassified from Other Comprehensive Income and recognized in revenue.

The movements in the cash flow hedge reserve for the period as a component of accumulated other comprehensive income is as follows:

As at,	March 31, 2023	March 31, 2022

Opening balance	$24.7	$64.8

(Income) loss arising on changes in fair value of cash flow hedges, net of tax expense of nil and recovery of $7.8 million, respectively	(34.0)	89.5

Loss (income) reclassified to net income	9.3	(129.6)

Income on cash flow hedges	(24.7)	(40.1)

Ending balance - loss	$-	$24.7